Financial assets and liabilities - Summary of Valuation Processes of Contingent Consideration at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023
Disclosure Of Financial Assets And Liabilities [Abstract]
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	$ 16,924	$ 16,606
Fair value of royalty payments from commercialization of the intellectual property acquired	612	593
Contingent Consideration	$ 17,536	$ 17,199